1(212) 318-6737

kentaromurase@paulhastings.com

August 31, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Comstock Funds, Inc. (the “Fund”)
File Nos. 033-40771/811-05502

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 42 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on August 26, 2016 (Accession #0001193125-16-693184).

If you have any questions, concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Kentaro Murase
Kentaro Murase
Paul Hastings LLP

cc:	B. Alpert
A. Mullady
A. Mango
H. Robichaud
A. Lonergan